FRANKLIN MULTI-ASSET GROWTH FUND

(Percentages shown based on Fund net assets)

Schedules of investments (unaudited)	April 30, 2022

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.7%
DOMESTIC EQUITY - 45.1%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	4,642,222	$91,266,082
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	2,321,965	30,649,941
ClearBridge Small Cap Fund, Class IS Shares	617,488	40,223,180
Franklin U.S. Small Cap Equity Fund, Class IS Shares	1,781,697	21,166,560
Legg Mason Partners Investment Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares	116,306	17,792,419
ClearBridge Appreciation Fund, Class IS Shares	1,352,913	40,167,979
ClearBridge Large Cap Growth Fund, Class IS Shares	693,959	39,729,151
ClearBridge Mid Cap Fund, Class IS Shares	735,299	30,117,838
ClearBridge Small Cap Growth Fund, Class IS Shares	101,700	3,969,359
Franklin U.S. Large Cap Equity Fund, Class IS Shares	1,434,983	26,059,285

TOTAL DOMESTIC EQUITY		341,141,794

FOREIGN EQUITY - 37.1%
Legg Mason Global Asset Management Trust:
ClearBridge Global Infrastructure Income Fund, Class IS Shares	586,683	8,536,233
Franklin Global Market Neutral Fund, Class IS Shares	2,789,165	28,784,182	*
Franklin International Equity Fund, Class IS Shares	5,156,674	80,289,407
Martin Currie Emerging Markets Fund, Class IS Shares	4,165,074	53,896,064
Legg Mason Partners Investment Trust:
ClearBridge International Value Fund, Class IS Shares	3,671,252	37,263,212
Franklin Global Dividend Fund, Class IS Shares	5,142,055	72,143,035

TOTAL FOREIGN EQUITY		280,912,133

DOMESTIC FIXED INCOME - 8.7%
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares	2,021,832	19,813,957
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares	1,527,683	15,567,094
Western Asset High Yield Fund, Class IS Shares	2,777,988	20,779,346
Western Asset Macro Opportunities Fund, Class IS Shares	1,094,444	9,992,269

TOTAL DOMESTIC FIXED INCOME		66,152,666

HYBRID - 6.3%
Legg Mason Global Asset Management Trust - Franklin Strategic Real Return Fund, Class IS Shares	4,264,800	47,936,348

FOREIGN FIXED INCOME - 2.5%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares	768,191	7,113,450
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares	1,001,457	11,636,931

TOTAL FOREIGN FIXED INCOME		18,750,381

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $634,451,910)		754,893,322

See Notes to Schedule of Investments.

Franklin Multi-Asset Allocation Funds 2022 Quarterly Report	1

FRANKLIN MULTI-ASSET GROWTH FUND

(Percentages shown based on Fund net assets)

Schedules of investments (unaudited) (cont’d)	April 30, 2022

DESCRIPTION	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $2,796,658)	0.349%	2,796,658	$2,796,658

TOTAL INVESTMENTS - 100.1% (Cost - $637,248,568)			757,689,980
Liabilities in Excess of Other Assets - (0.1)%			(833,814)

TOTAL NET ASSETS - 100.0%			$756,856,166

*	Non-income producing security.

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

2	Franklin Multi-Asset Allocation Funds 2022 Quarterly Report

FRANKLIN MULTI-ASSET MODERATE GROWTH FUND

(Percentages shown based on Fund net assets)

Schedules of investments (unaudited)	April 30, 2022

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 100.0%
DOMESTIC EQUITY - 37.7%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	2,630,231	$51,710,348
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	1,067,830	14,095,350
ClearBridge Small Cap Fund, Class IS Shares	248,549	16,190,476
Franklin U.S. Small Cap Equity Fund, Class IS Shares	939,900	11,166,016
Legg Mason Partners Investment Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares	62,853	9,615,277
ClearBridge Appreciation Fund, Class IS Shares	705,956	20,959,829
ClearBridge Large Cap Growth Fund, Class IS Shares	399,213	22,854,924
ClearBridge Mid Cap Fund, Class IS Shares	209,030	8,561,853
ClearBridge Small Cap Growth Fund, Class IS Shares	156,321	6,101,230
Franklin U.S. Large Cap Equity Fund, Class IS Shares	770,829	13,998,251

TOTAL DOMESTIC EQUITY		175,253,554

FOREIGN EQUITY - 29.7%
Legg Mason Global Asset Management Trust:
ClearBridge Global Infrastructure Income Fund, Class IS Shares	364,586	5,304,727
Franklin Global Market Neutral Fund, Class IS Shares	1,724,493	17,796,765	*
Franklin International Equity Fund, Class IS Shares	1,945,756	30,295,419
Martin Currie Emerging Markets Fund, Class IS Shares	2,010,039	26,009,902
Legg Mason Partners Investment Trust:
ClearBridge International Value Fund, Class IS Shares	1,401,445	14,224,665
Franklin Global Dividend Fund, Class IS Shares	3,172,159	44,505,397

TOTAL FOREIGN EQUITY		138,136,875

DOMESTIC FIXED INCOME - 20.4%
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares	1,248,062	12,231,009
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares	1,295,982	14,826,039
Western Asset Core Plus Bond Fund, Class IS Shares	4,111,138	41,892,494
Western Asset High Yield Fund, Class IS Shares	2,663,880	19,925,823
Western Asset Macro Opportunities Fund, Class IS Shares	682,186	6,228,359

TOTAL DOMESTIC FIXED INCOME		95,103,724

HYBRID - 6.3%
Legg Mason Global Asset Management Trust - Franklin Strategic Real Return Fund, Class IS Shares	2,630,111	29,562,449

FOREIGN FIXED INCOME - 5.9%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares	2,166,282	20,059,777
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares	619,971	7,204,061

TOTAL FOREIGN FIXED INCOME		27,263,838

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $408,418,714)		465,320,440

See Notes to Schedules of Investments.

Franklin Multi-Asset Allocation Funds 2022 Quarterly Report	3

FRANKLIN MULTI-ASSET MODERATE GROWTH FUND

(Percentages shown based on Fund net assets)

Schedules of investments (unaudited) (cont’d)	April 30, 2022

DESCRIPTION	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.1%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $345,105)	0.349%	345,105	$345,105

TOTAL INVESTMENTS - 100.1% (Cost - $408,763,819)			465,665,545
Liabilities in Excess of Other Assets - (0.1)%			(395,630)

TOTAL NET ASSETS - 100.0%			$465,269,915

*	Non-income producing security.

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

4	Franklin Multi-Asset Allocation Funds 2022 Quarterly Report

FRANKLIN MULTI-ASSET CONSERVATIVE GROWTH FUND

(Percentages shown based on Fund net assets)

Schedules of investments (unaudited)	April 30, 2022

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.5%
DOMESTIC FIXED INCOME - 36.6%
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares	795,180	$7,792,766
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares	2,875,409	32,894,678
Western Asset Core Plus Bond Fund, Class IS Shares	4,603,306	46,907,690
Western Asset High Yield Fund, Class IS Shares	2,240,108	16,756,011
Western Asset Macro Opportunities Fund, Class IS Shares	438,041	3,999,313

TOTAL DOMESTIC FIXED INCOME		108,350,458

DOMESTIC EQUITY - 28.0%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	828,432	16,286,975
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	440,523	5,814,906
ClearBridge Small Cap Fund, Class IS Shares	89,541	5,832,714
Franklin U.S. Small Cap Equity Fund, Class IS Shares	540,454	6,420,596
Legg Mason Partners Investment Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares	28,276	4,325,712
ClearBridge Appreciation Fund, Class IS Shares	503,805	14,957,971
ClearBridge Large Cap Growth Fund, Class IS Shares	212,337	12,156,317
ClearBridge Mid Cap Fund, Class IS Shares	104,363	4,274,697
ClearBridge Small Cap Growth Fund, Class IS Shares	97,214	3,794,264
Franklin U.S. Large Cap Equity Fund, Class IS Shares	508,179	9,228,529

TOTAL DOMESTIC EQUITY		83,092,681

FOREIGN EQUITY - 19.4%
Legg Mason Global Asset Management Trust:
ClearBridge Global Infrastructure Income Fund, Class IS Shares	225,871	3,286,419
Franklin Global Market Neutral Fund, Class IS Shares	1,088,976	11,238,234	*
Franklin International Equity Fund, Class IS Shares	177,495	2,763,590
Martin Currie Emerging Markets Fund, Class IS Shares	729,734	9,442,753
Legg Mason Partners Investment Trust:
ClearBridge International Value Fund, Class IS Shares	274,827	2,789,490
Franklin Global Dividend Fund, Class IS Shares	1,992,631	27,956,615

TOTAL FOREIGN EQUITY		57,477,101

FOREIGN FIXED INCOME - 9.2%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares	2,453,727	22,721,511
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares	396,021	4,601,758

TOTAL FOREIGN FIXED INCOME		27,323,269

HYBRID - 6.3%
Legg Mason Global Asset Management Trust - Franklin Strategic Real Return Fund, Class IS Shares	1,662,953	18,691,595

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $268,259,589)		294,935,104

See Notes to Schedules of Investments.

Franklin Multi-Asset Allocation Funds 2022 Quarterly Report	5

FRANKLIN MULTI-ASSET CONSERVATIVE GROWTH FUND

(Percentages shown based on Fund net assets)

Schedules of investments (unaudited) (cont’d)	April 30, 2022

DESCRIPTION	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.6%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $1,801,600)	0.349%	1,801,600	$1,801,600

TOTAL INVESTMENTS - 100.1% (Cost - $270,061,189)			296,736,704
Liabilities in Excess of Other Assets - (0.1)%			(246,172)

TOTAL NET ASSETS - 100.0%			$296,490,532

*	Non-income producing security.

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	Franklin Multi-Asset Allocation Funds 2022 Quarterly Report

FRANKLIN MULTI-ASSET DEFENSIVE GROWTH FUND

(Percentages shown based on Fund net assets)

Schedules of investments (unaudited)	April 30, 2022

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 100.0%
DOMESTIC FIXED INCOME - 55.1%
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares		327,662	$3,211,087
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,249,238	25,731,288
Western Asset Core Plus Bond Fund, Class IS Shares		2,698,179	27,494,439
Western Asset High Yield Fund, Class IS Shares		1,123,166	8,401,280
Western Asset Macro Opportunities Fund, Class IS Shares		178,314	1,628,008

TOTAL DOMESTIC FIXED INCOME			66,466,102

DOMESTIC EQUITY - 14.8%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		64,221	1,262,582
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		94,943	1,253,245
Franklin U.S. Small Cap Equity Fund, Class IS Shares		119,192	1,415,998
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		197,706	5,869,890
ClearBridge Large Cap Growth Fund, Class IS Shares		53,155	3,043,099
ClearBridge Small Cap Growth Fund, Class IS Shares		25,008	976,067
Franklin U.S. Large Cap Equity Fund, Class IS Shares		218,993	3,976,912

TOTAL DOMESTIC EQUITY			17,797,793

FOREIGN EQUITY - 13.8%
Legg Mason Global Asset Management Trust:
ClearBridge Global Infrastructure Income Fund, Class IS Shares		91,954	1,337,929
Franklin Global Market Neutral Fund, Class IS Shares		446,346	4,606,287	*
Franklin International Equity Fund, Class IS Shares		10,820	168,460
Martin Currie Emerging Markets Fund, Class IS Shares		96,261	1,245,618
Legg Mason Partners Investment Trust:
ClearBridge International Value Fund, Class IS Shares		17,288	175,475
Franklin Global Dividend Fund, Class IS Shares		652,689	9,157,233

TOTAL FOREIGN EQUITY			16,691,002

FOREIGN FIXED INCOME - 9.8%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares		1,072,687	9,933,081
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares		162,508	1,888,350

TOTAL FOREIGN FIXED INCOME			11,821,431

HYBRID - 6.5%
Legg Mason Global Asset Management Trust - Franklin Strategic Real Return Fund, Class IS Shares		700,026	7,868,292

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $113,993,819)			120,644,620

	RATE
SHORT-TERM INVESTMENTS - 0.2%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $299,929)	0.349%	299,929	299,929

TOTAL INVESTMENTS - 100.2% (Cost - $114,293,748)			120,944,549
Liabilities in Excess of Other Assets - (0.2)%			(247,225)

TOTAL NET ASSETS - 100.0%			$120,697,324

See Notes to Schedule of Investments.

Franklin Multi-Asset Allocation Funds 2022 Quarterly Report	7

FRANKLIN MULTI-ASSET DEFENSIVE GROWTH FUND

Schedules of investments (unaudited) (cont’d)	April 30, 2022

*	Non-income producing security.

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

8	Franklin Multi-Asset Allocation Funds 2022 Quarterly Report

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

Franklin Multi-Asset Growth Fund (“Growth Fund”), Franklin Multi-Asset Moderate Growth Fund (“Moderate Growth Fund”), Franklin Multi-Asset Conservative Growth Fund (“Conservative Growth Fund”) and Franklin Multi-Asset Defensive Growth Fund (“Defensive Growth Fund”) (the “Funds”) are separate non-diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in Legg Mason and Franklin Templeton affiliated mutual funds and exchange-traded funds (“ETFs”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”).

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities, including ETFs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

9

Notes to Schedules of Investments (unaudited) (cont’d)

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$754,893,322	—	—	$754,893,322
Short-Term Investments†	2,796,658	—	—	2,796,658

Total Investments	$757,689,980	—	—	$757,689,980

†	See Schedule of Investments for additional detailed categorizations.

Moderate Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$465,320,440	—	—	$465,320,440
Short-Term Investments†	345,105	—	—	345,105

Total Investments	$465,665,545	—	—	$465,665,545

†	See Schedule of Investments for additional detailed categorizations.

Conservative Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$294,935,104	—	—	$294,935,104
Short-Term Investments†	1,801,600	—	—	1,801,600

Total Investments	$296,736,704	—	—	$296,736,704

†	See Schedule of Investments for additional detailed categorizations.

10

Notes to Schedules of Investments (unaudited) (cont’d)

Defensive Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$120,644,620	—	—	$120,644,620
Short-Term Investments†	299,929	—	—	299,929

Total Investments	$120,944,549	—	—	$120,944,549

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Funds. The following Underlying Funds were considered affiliated companies for all or some portion of the period ended April 30, 2022. The following transactions were effected in such Underlying Funds for the period ended April 30, 2022.

Growth Fund	Affiliate Value at January 31, 2022	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2022
		Cost	Shares	Cost	Shares
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	$102,574,326	—	—	$7,677,930	393,337	$402,070	—	$(3,630,314)	$91,266,082
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	33,461,089	—	—	1,935,911	145,667	59,090	—	(875,237)	30,649,941
ClearBridge Small Cap Fund, Class IS Shares	43,128,724	—	—	658,533	9,474	(13,533)	—	(2,247,011)	40,223,180
Franklin U.S. Small Cap Equity Fund, Class IS Shares	22,867,614	—	—	274,950	20,321	(19,950)	—	(1,426,104)	21,166,560
ClearBridge Aggressive Growth Fund, Class IS Shares	19,670,754	—	—	—	—	—	—	(1,878,335)	17,792,419
ClearBridge Appreciation Fund, Class IS Shares	44,869,884	—	—	1,730,298	54,549	(5,298)	—	(2,971,607)	40,167,979
ClearBridge Large Cap Growth Fund, Class IS Shares	45,344,823	$1,675,001	25,452	—	—	—	—	(7,290,673)	39,729,151
ClearBridge Mid Cap Fund, Class IS Shares	32,166,971	910,000	20,533	319,529	6,790	(29,529)	—	(2,639,604)	30,117,838
ClearBridge Small Cap Growth Fund, Class IS Shares	4,579,560	—	—	—	—	—	—	(610,201)	3,969,359
Franklin U.S. Large Cap Equity Fund, Class IS Shares	28,727,155	—	—	359,334	17,350	(29,334)	—	(2,308,536)	26,059,285
ClearBridge Global Infrastructure Income Fund, Class IS Shares	8,543,273	49,130	3,276	362,222	26,391	27,777	$49,130	306,052	8,536,233
Franklin Global Market Neutral Fund, Class IS Shares	30,816,311	—	—	2,215,992	211,450	(15,992)	—	183,863	28,784,182
Franklin International Equity Fund, Class IS Shares	88,312,494	1,425,000	81,243	—	—	—	—	(9,448,087)	80,289,407
Martin Currie Emerging Markets Fund, Class IS Shares	64,853,695	1,684,999	106,645	—	—	—	—	(12,642,630)	53,896,064
ClearBridge International Value Fund, Class IS Shares	41,228,165	—	—	—	—	—	—	(3,964,953)	37,263,212
Franklin Global Dividend Fund, Class IS Shares	77,770,051	440,205	30,296	4,162,657	300,214	152,343	440,205	(1,904,564)	72,143,035
BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares	20,677,554	244,709	25,021	299,775	28,415	(14,776)	244,709	(808,531)	19,813,957

11

Notes to Schedules of Investments (unaudited) (cont’d)

Growth Fund (cont’d)	Affiliate Value at January 31, 2022	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2022
		Cost	Shares	Cost	Shares
Western Asset Core Plus Bond Fund, Class IS Shares	$8,670,854	$9,015,701	786,703	$94,514	7,798	$(9,514)	$104,342	$(2,024,947)	$15,567,094
Western Asset High Yield Fund, Class IS Shares	22,631,379	291,076	37,690	620,257	74,550	(40,257)	287,605	(1,522,852)	20,779,346
Western Asset Macro Opportunities Fund, Class IS Shares	12,126,434	—	—	—	—	—	—	(2,134,165)	9,992,269
Franklin Strategic Real Return Fund, Class IS Shares	51,525,399	—	—	3,507,036	266,897	(427,037)	—	(82,015)	47,936,348
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares	7,520,589	—	—	32,711	3,151	(2,710)	—	(374,428)	7,113,450
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares	12,339,484	—	—	43,014	3,387	(3,013)	—	(659,539)	11,636,931

	$824,406,582	$15,735,821		$24,294,663		$30,337	$1,125,991	$(60,954,418)	$754,893,322

Moderate Growth Fund	Affiliate Value at January 31, 2022	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2022
		Cost	Shares	Cost	Shares
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	$58,229,043	—	—	$4,457,144	228,337	$237,856	—	$(2,061,551)	$51,710,348
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	15,403,628	—	—	905,464	68,131	29,536	—	(402,814)	14,095,350
ClearBridge Small Cap Fund, Class IS Shares	17,365,253	—	—	270,374	3,890	(5,374)	—	(904,403)	16,190,476
Franklin U.S. Small Cap Equity Fund, Class IS Shares	12,069,290	—	—	151,351	11,187	(11,351)	—	(751,923)	11,166,016
ClearBridge Aggressive Growth Fund, Class IS Shares	10,630,355	—	—	—	—	—	—	(1,015,078)	9,615,277
ClearBridge Appreciation Fund, Class IS Shares	23,644,256	—	—	1,132,670	35,708	(2,670)	—	(1,551,757)	20,959,829
ClearBridge Large Cap Growth Fund, Class IS Shares	26,533,029	$545,000	8,281	17,667	238	(2,666)	—	(4,205,438)	22,854,924
ClearBridge Mid Cap Fund, Class IS Shares	9,334,005	—	—	16,325	347	(1,325)	—	(755,827)	8,561,853
ClearBridge Small Cap Growth Fund, Class IS Shares	6,258,640	815,000	18,385	53,144	1,052	(8,145)	—	(919,266)	6,101,230
Franklin U.S. Large Cap Equity Fund, Class IS Shares	15,809,004	—	—	588,435	28,413	(33,435)	—	(1,222,318)	13,998,251
ClearBridge Global Infrastructure Income Fund, Class IS Shares	5,271,856	30,615	2,040	186,961	13,747	18,039	$30,615	189,217	5,304,727
Franklin Global Market Neutral Fund, Class IS Shares	19,397,252	—	—	1,719,750	164,236	(14,749)	—	119,263	17,796,765
Franklin International Equity Fund, Class IS Shares	32,922,435	1,085,000	61,859	156,967	8,197	(11,967)	—	(3,555,049)	30,295,419
Martin Currie Emerging Markets Fund, Class IS Shares	31,169,710	940,000	59,494	—	—	—	—	(6,099,808)	26,009,902
ClearBridge International Value Fund, Class IS Shares	15,871,213	—	—	135,237	11,842	(237)	—	(1,511,311)	14,224,665
Franklin Global Dividend Fund, Class IS Shares	48,335,376	271,882	18,712	2,874,475	210,184	160,525	271,882	(1,227,386)	44,505,397
BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares	12,934,119	151,057	15,446	357,787	34,193	(12,787)	151,057	(496,380)	12,231,009

12

Notes to Schedules of Investments (unaudited) (cont’d)

Moderate Growth Fund (cont’d)	Affiliate Value at January 31, 2022	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2022
		Cost	Shares	Cost	Shares
Western Asset Core Bond Fund, Class IS Shares	$14,789,523	$1,801,733	143,487	$122,432	9,290	$(7,431)	$85,748	$(1,642,785)	$14,826,039
Western Asset Core Plus Bond Fund, Class IS Shares	42,530,570	5,084,204	445,103	81,525	6,726	(6,525)	290,545	(5,640,755)	41,892,494
Western Asset High Yield Fund, Class IS Shares	22,140,995	277,939	35,991	1,048,036	125,966	(43,036)	274,612	(1,445,075)	19,925,823
Western Asset Macro Opportunities Fund, Class IS Shares	7,558,622	—	—	—	—	—	—	(1,330,263)	6,228,359
Franklin Strategic Real Return Fund, Class IS Shares	31,713,616	—	—	2,065,444	159,125	(230,444)	—	(85,723)	29,562,449
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares	21,495,866	—	—	398,816	38,422	(28,816)	—	(1,037,273)	20,059,777
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares	7,746,386	—	—	137,373	10,842	(7,373)	—	(404,952)	7,204,061

	$509,154,042	$11,002,430		$16,877,377		$17,625	$1,104,459	$(37,958,655)	$465,320,440

Conservative Growth Fund	Affiliate Value at January 31, 2022	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2022
		Cost	Shares	Cost	Shares
BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares	$8,290,381	$96,243	9,841	$282,458	26,647	$(12,458)	$96,243	$(311,400)	$7,792,766
Western Asset Core Bond Fund, Class IS Shares	34,775,531	1,812,998	144,843	16,006	1,212	(1,006)	190,834	(3,677,845)	32,894,678
Western Asset Core Plus Bond Fund, Class IS Shares	50,696,904	2,560,904	225,335	—	—	—	326,849	(6,350,118)	46,907,690
Western Asset High Yield Fund, Class IS Shares	18,135,664	233,282	30,210	380,896	45,781	(15,896)	230,543	(1,232,039)	16,756,011
Western Asset Macro Opportunities Fund, Class IS Shares	4,853,492	—	—	—	—	—	—	(854,179)	3,999,313
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	18,816,799	—	—	1,860,617	95,319	104,384	—	(669,207)	16,286,975
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	6,519,196	—	—	534,836	40,244	20,164	—	(169,454)	5,814,906
ClearBridge Small Cap Fund, Class IS Shares	6,375,846	—	—	218,571	3,145	1,430	—	(324,561)	5,832,714
Franklin U.S. Small Cap Equity Fund, Class IS Shares	7,069,496	—	—	225,107	16,638	(10,107)	—	(423,793)	6,420,596
ClearBridge Aggressive Growth Fund, Class IS Shares	4,807,429	—	—	32,213	148	(7,213)	—	(449,504)	4,325,712
ClearBridge Appreciation Fund, Class IS Shares	17,262,257	—	—	1,077,634	37,671	117,366	—	(1,226,652)	14,957,971
ClearBridge Large Cap Growth Fund, Class IS Shares	14,422,820	—	—	21,831	295	(1,832)	—	(2,244,672)	12,156,317
ClearBridge Mid Cap Fund, Class IS Shares	4,707,755	—	—	58,339	1,239	(3,340)	—	(374,719)	4,274,697
ClearBridge Small Cap Growth Fund, Class IS Shares	3,982,023	450,000	10,151	69,116	1,367	(9,116)	—	(568,643)	3,794,264
Franklin U.S. Large Cap Equity Fund, Class IS Shares	10,665,715	—	—	642,802	31,038	(32,801)	—	(794,384)	9,228,529
ClearBridge Global Infrastructure Income Fund, Class IS Shares	3,351,758	19,090	1,273	181,881	14,642	38,120	19,090	97,452	3,286,419

13

Notes to Schedules of Investments (unaudited) (cont’d)

Conservative Growth Fund (cont’d)	Affiliate Value at January 31, 2022	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2022
		Cost	Shares	Cost	Shares
Franklin Global Market Neutral Fund, Class IS Shares	$12,302,337	—	—	$1,140,334	108,915	$(10,334)	—	$76,231	$11,238,234
Franklin International Equity Fund, Class IS Shares	2,463,433	$630,000	35,918	—	—	—	—	(329,843)	2,763,590
Martin Currie Emerging Markets Fund, Class IS Shares	11,661,143	—	—	—	—	—	—	(2,218,390)	9,442,753
ClearBridge International Value Fund, Class IS Shares	2,492,123	600,000	52,911	—	—	—	—	(302,633)	2,789,490
Franklin Global Dividend Fund, Class IS Shares	30,658,638	171,259	11,787	2,012,266	152,673	197,734	$171,259	(861,016)	27,956,615
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares	24,503,318	—	—	630,350	59,434	(55,351)	—	(1,151,457)	22,721,511
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares	4,965,551	—	—	105,831	8,340	(5,831)	—	(257,962)	4,601,758
Franklin Strategic Real Return Fund, Class IS Shares	20,190,095	—	—	1,463,893	112,781	(158,893)	—	(34,607)	18,691,595

	$323,969,704	$6,573,776		$10,954,981		$155,020	$1,034,818	$(24,653,395)	$294,935,104

Defensive Growth Fund	Affiliate Value at January 31, 2022		Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2022
			Cost	Shares	Cost	Shares
BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares	$ $	3,384,818	39,658	4,055	$83,877	7,913	$(3,877)	$39,658	$(129,512)	$3,211,087
Western Asset Core Bond Fund, Class IS Shares		27,996,215	621,315	50,007	—	—	—	149,623	(2,886,242)	25,731,288
Western Asset Core Plus Bond Fund, Class IS Shares		30,610,558	614,428	54,780	—	—	—	192,052	(3,730,547)	27,494,439
Western Asset High Yield Fund, Class IS Shares		9,062,114	117,146	15,170	159,424	19,133	(9,423)	115,773	(618,556)	8,401,280
Western Asset Macro Opportunities Fund, Class IS Shares		1,975,720	—	—	—	—	—	—	(347,712)	1,628,008
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		1,362,804	—	—	52,346	2,682	2,655	—	(47,876)	1,262,582
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		1,332,193	—	—	43,877	3,301	1,122	—	(35,071)	1,253,245
Franklin U.S. Small Cap Equity Fund, Class IS Shares		1,512,543	—	—	—	—	—	—	(96,545)	1,415,998
ClearBridge Appreciation Fund, Class IS Shares		6,462,366	—	—	158,699	5,003	1,301	—	(433,777)	5,869,890
ClearBridge Large Cap Growth Fund, Class IS Shares		3,605,474	—	—	—	—	—	—	(562,375)	3,043,099
ClearBridge Small Cap Growth Fund, Class IS Shares		1,126,116	—	—	—	—	—	—	(150,049)	976,067
Franklin U.S. Large Cap Equity Fund, Class IS Shares		4,422,045	—	—	94,613	4,568	(4,614)	—	(350,520)	3,976,912
ClearBridge Global Infrastructure Income Fund, Class IS Shares		1,354,995	7,930	529	65,008	5,291	14,992	7,929	40,012	1,337,929
Franklin Global Market Neutral Fund, Class IS Shares		4,975,709	—	—	399,368	38,144	(4,368)	—	29,946	4,606,287
Franklin International Equity Fund, Class IS Shares		188,259	—	—	—	—	—	—	(19,799)	168,460

14

Notes to Schedules of Investments (unaudited) (cont’d)

Defensive Growth Fund (cont’d)	Affiliate Value at January 31, 2022	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2022
		Cost	Shares	Cost	Shares
Martin Currie Emerging Markets Fund, Class IS Shares	$1,538,252	—	—	—	—	—	—	$(292,634)	$1,245,618
ClearBridge International Value Fund, Class IS Shares	194,147	—	—	—	—	—	—	(18,672)	175,475
Franklin Global Dividend Fund, Class IS Shares	9,915,328	$56,720	3,903	$551,500	41,216	$43,500	$56,720	(263,315)	9,157,233
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares	10,632,076	—	—	189,560	17,782	(19,561)	—	(509,435)	9,933,081
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares	2,026,695	—	—	32,077	2,532	(2,076)	—	(106,268)	1,888,350
Franklin Strategic Real Return Fund, Class IS Shares	8,416,149	—	—	521,544	40,180	(56,544)	—	(26,313)	7,868,292

	$132,094,576	$1,457,197		$2,351,893		$(36,893)	$561,755	$(10,555,260)	$120,644,620

15